Annual Fund Operating Expenses - USCF Oil Plus Bitcoin Strategy Fund - USCF Oil Plus Bitcoin Strategy Fund	Dec. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.04%	[3]
Expenses (as a percentage of Assets)	0.93%

[1]	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below) except expenses for taxes and governmental fees; acquired fund fees and expenses; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.